Other equity reserves (Details) - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Disclosure of reserves within equity [line items]
Other equity reserves, beginning balance	£ (4,233)	£ (3,990)	£ (3,860)
Exchange adjustments	(348)	(352)	(335)
Exchange differences reclassified to the consolidated income statement on disposal	76	0	0
Net gains/(losses) taken to equity	415	(28)	87
Transferred to profit or loss	(493)	182	213
Rights Issue		6,704
Transfer to retained earnings		(6,704)
Net gains (losses) in respect of cash flow hedging of capital expenditure	22	(16)	(37)
Tax	16	(34)	(60)
Cash flow hedges transferred to the statement of financial position, net of tax	3	5	2
Other equity reserves, ending balance	(4,542)	(4,233)	(3,990)
Gains (losses) on exchange differences on translation of foreign operations	(380)	(408)	(397)
Net gains (losses) in respect of net investment hedges	32	56	62
National Grid Renewables
Disclosure of reserves within equity [line items]
Exchange differences reclassified to the consolidated income statement on disposal	84
Net gains (losses) in respect of net investment hedges	8
Translation
Disclosure of reserves within equity [line items]
Other equity reserves, beginning balance	619	971	1,306
Exchange adjustments	(348)	(352)	(335)
Exchange differences reclassified to the consolidated income statement on disposal	76
Other equity reserves, ending balance	347	619	971
Cash flow hedge
Disclosure of reserves within equity [line items]
Other equity reserves, beginning balance	251	94	(61)
Net gains/(losses) taken to equity	368	30	16
Transferred to profit or loss	(489)	188	224
Net gains (losses) in respect of cash flow hedging of capital expenditure	22	(16)	(37)
Tax	25	(50)	(50)
Cash flow hedges transferred to the statement of financial position, net of tax	3	5	2
Other equity reserves, ending balance	180	251	94
Cost of hedging
Disclosure of reserves within equity [line items]
Other equity reserves, beginning balance	(57)	(18)	(38)
Net gains/(losses) taken to equity	40	(46)	37
Transferred to profit or loss	(4)	(6)	(11)
Tax	(9)	13	(6)
Other equity reserves, ending balance	(30)	(57)	(18)
FVOCI debt
Disclosure of reserves within equity [line items]
Other equity reserves, beginning balance	100	109	79
Net gains/(losses) taken to equity	7	(12)	34
Tax		3	(4)
Other equity reserves, ending balance	107	100	109
Capital redemption
Disclosure of reserves within equity [line items]
Other equity reserves, beginning balance	19	19	19
Other equity reserves, ending balance	19	19	19
Merger
Disclosure of reserves within equity [line items]
Other equity reserves, beginning balance	(5,165)	(5,165)	(5,165)
Rights Issue		6,704
Transfer to retained earnings		(6,704)
Other equity reserves, ending balance	£ (5,165)	£ (5,165)	£ (5,165)